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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor	New York, NY 10153
(Address of Principal Executive Offices)	(Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Select Funds Semi-Annual Report for the period ended June 30, 2010.

Baron Partners Fund

Baron Retirement Income Fund

Baron International Growth Fund

Baron Real Estate Fund

June 30, 2010

Baron Funds®

Semi-Annual Financial Report

Baron Partners Fund
Ticker Symbols:
Retail Shares: BPTRX
Institutional Shares: BPTIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Retirement Income Fund
Ticker Symbols:
Retail Shares: BRIFX
Institutional Shares: BRRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron International Growth Fund
Ticker Symbols:
Retail Shares: BIGFX
Institutional Shares: BINIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron Real Estate Fund
Retail Shares
Institutional Shares
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

Financial Statements
Statements of Net Assets	10
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	21
Notes to Financial Statements	22

Financial Highlights	30

Fund Expenses	34
Disclosure Regarding the Approval of the Investment Advisory Agreement for Baron Partners Fund, Baron Retirement Income Fund and Baron International Growth Fund	35
Disclosure Regarding the Approval of the Investment Advisory Agreement for the Baron Real Estate Fund	37

DEAR BARON SELECT FUNDS SHAREHOLDER:

In this report you will find unaudited financial statements for Baron Partners Fund, Baron Retirement Income Fund, Baron International Growth Fund and Baron Real Estate Fund for the period ended June 30, 2010. The Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer August 24, 2010	Linda S. Martinson President and Chief Operating Officer August 24, 2010	Peggy Wong Treasurer and Chief Financial Officer August 24, 2010

This Semi-Annual Financial Report is for the Baron Select Funds which currently has four series: Baron Partners Fund, Baron Retirement Income Fund, Baron International Growth Fund and Baron Real Estate Fund. If you are interested in Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund series, please visit the Funds’ website www.BaronFunds.com or contact us at 1-800-99BARON.

A description of the Funds’ proxy voting policies and procedures is available without charge on the Funds’ website, www.BaronFunds.com, or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by contacting Baron Funds at 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Funds, unless accompanied or preceded by the Funds’ current prospectus.

767 Fifth Avenue

NY, NY 10153

212-583-2100

Baron Partners Fund	June 30, 2010

Baron Partners Fund

Ticker Symbols:
Retail Shares: BPTRX
Institutional Shares: BPTIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT

IN BARON PARTNERS FUND† IN RELATION TO THE RUSSELL MIDCAP GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (January 31, 1992)
Baron Partners Fund — Retail Shares[1,2,3]	0.26%	23.46%	–10.56%	0.28%	3.16%	11.42%
Baron Partners Fund — Institutional Shares[1,2,3,4]	0.38%	23.78%	–10.49%	0.33%	3.19%	11.44%
Russell Midcap Growth[1]	–3.31%	21.30%	–7.53%	1.37%	–1.99%	7.36%
S&P 500[1]	–6.69%	14.41%	–9.84%	–0.81%	–1.61%	7.25%

*	Not annualized.

[1]

The Russell Midcap Growth and S&P 500 are unmanaged indexes. The Russell Midcap Growth measures the performance of medium-sized companies classified as growth. The S&P 500 measures the performance of larger-cap equities in the stock market in general. These indexes and the Baron Partners Fund are with dividends, which positively impact the performance results.

[2]

Reflects the actual fees and expenses that were charged when the Fund was a partnership. The predecessor partnership charged a 20% performance fee after reaching a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years it was a partnership, the returns would be higher. The Fund’s shareholders will not be charged a performance fee. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was April 30, 2003. During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements or the requirements of the Internal Revenue Code relating to registered investment companies, which, if it were, might have adversely affected its performance.

[3]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

June 30, 2010	Baron Partners Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2010

Baron Partners Fund	Percent of Net Assets
Arch Capital Group, Ltd.	8.7%
Fastenal Co.	8.4%
FactSet Research Systems, Inc.	7.8%
Hyatt Hotels Corp.	7.8%
ITC Holdings Corp.	7.7%
Charles Schwab Corp.	6.6%
Edwards Lifesciences Corp.	5.6%
Community Health Systems, Inc.	5.4%
Dick’s Sporting Goods, Inc.	5.2%
MSCI, Inc. (Cl A)	4.8%
68.0%

SECTOR BREAKDOWN AS OF JUNE 30, 2010†

(as a percentage of long positions)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Partners Fund (Retail Shares) gained 0.26% for the six-month period ended June 30, 2010. The Fund outperformed the Russell Midcap Growth, which lost 3.31%.

The Fund has performed well since it converted into an open-end mutual fund on April 30, 2003*. In the period since the Fund’s conversion on April 30, 2003 through June 30, 2010, the Fund gained an annualized 10.53% versus an annualized 7.51% for the Russell Midcap Growth. The Fund also has significantly outperformed the Russell Midcap Growth since its inception on January 31, 1992 through June 30, 2010. In that period the Fund gained an annualized 11.42% compared to an annualized 7.36% for the Russell MidCap Growth.

Baron Partners Fund uses value purchase disciplines to invest in all-cap companies that we believe have significant long-term growth opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. However, Baron Partners Fund is different from most of the other Baron Funds with its non-diversified portfolio and its ability to use leverage.

Through the first four months of this year, the market continued the recovery that began in March, 2009. At the end of April, U.S. stock prices had recovered about 60% of the losses sustained since the market peak in November, 2007. The sharp correction experienced in May and June of this year is not surprising in that context. Investor confidence suffered with the confluence of “black swan” events that included the BP oil spill, the “flash crash” on May 6, Greece’s near default, and continued slow recovery of U.S. private-sector employment.

As of the end of June, we believe stock prices are attractively valued on a historical basis relative to businesses’ current earnings, growth prospects and replication costs. At a time when interest rates have never been lower, corporate balance sheets rarely stronger, and with trillions of dollars on the sidelines, we think current valuations provide compelling long-term investment opportunities in growth companies.

The most significant contributor to the Fund’s performance in the first six months was Life Sciences company Millipore Corp. The company, a manufacturer of filtration, separation and other consumable products used in biopharmaceutical production and scientific research, agreed to be acquired by Merck at the end of February. The acquisition price represented a 50% premium over the stock’s pre-agreement level.

Charles Schwab Corp. had the most negative impact on the Fund’s performance for the period. The Financial Services firm achieved less than its full earnings potential due to the exceptionally low interest-rate environment that persisted throughout the first half. When interest rates rise, we believe the company has robust earnings potential.

The Fund expects to continue to establish long positions in securities that, in our opinion, have favorable price-to-value characteristics based on our assessment of their prospects for future growth and profitability.

*	Please see Footnote 2 on page 2.

†	Industry sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Retirement Income Fund	June 30, 2010

Baron Retirement Income Fund

Ticker Symbols:
Retail Shares: BRIFX
Institutional Shares: BRRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT

IN BARON RETIREMENT INCOME FUND† IN RELATION TO THE

RUSSELL 2500 GROWTH, THE RUSSELL 2500 AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2010

	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (May 31, 1996)
Baron Retirement Income Fund — Retail Shares[1,2,3,5]	–0.74%	19.11%	–3.66%	4.96%	5.62%	10.50%
Baron Retirement Income Fund — Institutional Shares[1,2,3,4,5]	–0.61%	19.41%	–3.58%	5.01%	5.64%	10.52%
Russell 2500 Growth[1]	–1.82%	21.44%	–7.10%	1.81%	–1.06%	3.94%
Russell 2500[1]	–1.69%	24.02%	–7.98%	0.98%	4.15%	6.95%
S&P 500[1]	–6.69%	14.41%	–9.84%	–0.81%	–1.61%	4.93%

*	Not annualized.

[1]

The Russell 2500, Russell 2500 Growth and S&P 500 are unmanaged indexes. The Russell 2500 measures the performance of 2,500 small and medium-sized companies. The Russell 2500 Growth measures the performance of those Russell 2500 companies that are classified as growth. The S&P 500 measures the performance of larger cap equities in the stock market in general. These indexes and Baron Retirement Income Fund are with dividends, which positively impact the performance results.

[2]

Reflects the actual fees and expenses that were charged when the Fund was a partnership. Prior to 2003, the predecessor partnership charged a 15% performance fee after reaching a certain performance benchmark. If the annual returns for the Fund did not reflect the performance fee for the years it was a partnership, the returns would be higher. The Fund’s shareholders will not be charged a performance fee. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was June 30, 2008. During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements or the requirements of the Internal Revenue Code relating to registered investment companies, which, if it were, might have adversely affected its performance.

[3]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

[5]

The Fund has a distribution policy, which may be changed at any time by the Board of Trustees upon notice to investors, of paying a minimum annual distribution of 4% of the Fund’s net assets per share measured as of December 31 of the preceding year.  All or a portion of the 4% annual distribution may be a return of capital.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

June 30, 2010	Baron Retirement Income Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2010

Baron Retirement Income Fund	Percent of Net Assets
MSCI, Inc. (Cl A)	5.6%
Verisk Analytics, Inc. (Cl A)	5.2%
Genesee & Wyoming, Inc. (Cl A)	5.1%
Hyatt Hotels Corp.	5.1%
Edwards Lifesciences Corp.	4.4%
Arch Capital Group, Ltd.	4.1%
Choice Hotels International, Inc.	3.7%
Community Health Systems, Inc.	3.7%
Charles Schwab Corp.	3.7%
Fastenal Co.	3.4%
44.0%

SECTOR BREAKDOWN AS OF JUNE 30, 2010†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended June 30, 2010, Baron Retirement Income Fund (Retail Shares) lost 0.74% while the Russell 2500 Growth lost 1.82%.

Since the Fund’s conversion on June 30, 2008*, into an open-end mutual fund through June 30, 2010, which corresponds to the two-year period ending June 30, 2010, Baron Retirement Income Fund declined an annualized 5.75% versus an annualized 6.03% drop for the Russell 2500 Growth. Since its inception on May 31, 1996, through June 30, 2010, the Fund has significantly outperformed the Russell 2500 Growth, gaining an annualized 10.50% compared to an annualized 3.94% for the index.

The non-diversified Fund utilizes value purchase disciplines when investing in small and mid-sized growth companies that we believe have significant long-term growth opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. The Fund is unique when compared to other Baron Funds because it intends to make an annual distribution equal to a minimum of 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. The adviser anticipates that the annual distributions will be characterized as either dividend income, capital gains or return of capital, or some combination thereof.

Through the first four months of this year, the market continued the recovery that began in March, 2009. At the end of April, U.S. stock prices had recovered about 60% of the losses sustained since the market peak in November, 2007. The sharp correction experienced in May and June of this year is not surprising in that context. Investor confidence suffered with the confluence of “black swan” events that included the BP oil spill, the “flash crash” on May 6, Greece’s near default, and continued slow recovery of U.S. private-sector employment.

As of the end of June, we believe stock prices are attractively valued on a historical basis relative to businesses’ current earnings, growth prospects and replication costs. At a time when interest rates have never been lower, corporate balance sheets rarely stronger, and with trillions of dollars on the sidelines, we think current valuations provide compelling long-term investment opportunities in growth companies.

The largest contributor to the Fund’s performance in the first half was Airgas, Inc. This Industrials company, a supplier and distributor of industrial, medical and specialty gases, was the subject of a $7 billion, unsolicited takeover bid from Air Products. With the stock trading at a 40% premium to the pre-bid price, we exited our position.

Charles Schwab Corp. had the most negative impact on the Fund’s performance for the period. The Financial Services firm achieved less than its full earnings potential due to the exceptionally low interest-rate environment that persisted throughout the first half. When interest rates rise, we believe the company has robust earnings potential.

In 2010, the Fund expects to continue to establish positions in small and mid-sized businesses that, in its opinion, have favorable price-to-value characteristics based on its assessment of prospects for future growth and profitability.

*	Please see Footnote 2 on page 4.

†	Industry sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron International Growth Fund	June 30, 2010

Baron International Growth Fund

Ticker Symbols:
Retail Shares: BIGFX
Institutional Shares: BINIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT

IN BARON INTERNATIONAL GROWTH FUND† IN RELATION TO THE MSCI AC WORLD EX USA IMI GROWTH NET (USD) AND THE MSCI AC WORLD EX USA NET (USD) INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2010

	Six Months*	One Year	Since Inception (December 31, 2008)
Baron International Growth Fund — Retail Shares[1,2]	–5.17%	23.94%	23.47%
Baron International Growth Fund — Institutional Shares[1,2,3]	–5.02%	24.20%	23.72%
MSCI AC World ex USA IMI Growth Net (USD)[1]	–9.11%	12.53%	17.93%
MSCI AC World ex USA Net (USD)[1]	–11.06%	10.43%	16.54%

*	Not annualized.

[1]

The MSCI AC World ex USA indexes are an unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI AC World ex USA IMI Growth Net Index measure the equity market performance of large-, mid-, and small-cap growth securities across developed and emerging markets, excluding the United States. The MSCI AC World ex USA Net Index measures the equity market performance of large- and mid-cap securities across developed and emerging markets, excluding the United States. The indexes and Baron International Growth Fund include reinvestment of dividends, net of foreign withholding taxes, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns prior to May 29, 2009 did not reflect this fee, the returns would be higher.

†	Performance information reflects results of the Retail Shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

June 30, 2010	Baron International Growth Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2010

Baron International Growth Fund	Percent of Net Assets
Fanuc, Ltd.	3.1%
NII Holdings, Inc.	3.0%
Yahoo! Japan Corp.	2.9%
Symrise AG	2.8%
TOTVS SA	2.7%
Sony Financial Holdings, Inc.	2.6%
Wynn Macau, Ltd.	2.4%
Canon, Inc., ADR	2.3%
Kubota Corp.	2.2%
Schweitzer-Mauduit International, Inc.	2.2%
26.2%

SECTOR BREAKDOWN AS OF JUNE 30, 2010†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

In the six-month period ending June 30, 2010, Baron International Growth Fund (Retail Shares) declined 5.17%, outperforming the MSCI AC World ex USA IMI Growth Net, which lost 9.11%.

Baron International Growth Fund is a diversified fund that invests for the long term primarily in securities of non-U.S. growth companies. The Fund expects to diversify among several developed countries and developing countries throughout the World, although the Fund’s total exposure to developing countries will not exceed 30%. The Fund may purchase securities of companies of any size, but expects to focus on small- and mid-sized growth companies with market capitalization of $10 billion or less at the time of purchase. The Fund seeks to purchase companies with the potential to increase in value 100% within four to five years based on our evaluation of the company’s prospects for future growth, profitability and competitive advantages. Of course, there can be no guarantee the Fund’s belief will be correct.

Through the first three months of the period, improving economic conditions appeared well discounted by the stock market. At the time, we foresaw a more volatile market environment and, indeed, in the second quarter of 2010, the tide of optimism and plentiful liquidity went out. Greece, Portugal and Spain were left naked in the outflow, along with several banks across Europe and China’s real estate speculators. Having entered the quarter with a reasonable cash reserve, we were able to add to many existing positions at what we believe were attractive prices and establish new ones.

The Fund’s strongest contributor in the first half was Chinese Information Technology company Kingdee International Sofware Group. The company’s shares appreciated sharply in the first quarter. Kingdee is a leading developer and vendor of Enterprise Resource Planning software, mainly targeting small and mid-sized companies.

Materials company Schweitzer-Mauduit International posted the weakest contribution to the Fund’s return through the first half. The company’s strong competitive position in low-ignition-propensity cigarette paper has been under fire, leading investors to question its long-term potential. The company has initiated patent-infringement lawsuits that may, in our opinion, lead to lucrative licensing agreements.

The Fund expects to continue making investments in non-U.S. companies that we believe have superior long-term growth prospects. Baron believes that there are exciting business prospects that are driven by the increasing demand for consumer goods and services in developing countries, which we think creates growth opportunities for both local businesses in those countries as well as for companies in developed countries that can help satisfy that demand.

†	Industry sector or sub-industry group levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Real Estate Fund	June 30, 2010

Baron Real Estate Fund
Retail Shares
Institutional Shares
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT

IN BARON REAL ESTATE FUND† IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2010

	Six Months*	Since Inception (December 31, 2009)*
Baron Real Estate Fund — Retail Shares[1,2]	–1.60%	–1.60%
Baron Real Estate Fund — Institutional Shares[1,2]	–1.50%	–1.50%
S&P 500[1]	–6.69%	–6.69%

*	Not annualized.

[1]	The S&P 500 measures the performance of larger cap U.S. equities in the stock market in general. The index and the Fund are with dividends, which positively impact the performance results.

[2]	Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

†	Performance information reflects results of the Retail shares.

1.800.99 BARON

www.BaronFunds.com

©2010 All Rights Reserved

June 30, 2010	Baron Real Estate Fund

TOP TEN HOLDINGS AS OF JUNE 30, 2010

Baron Real Estate Fund	Percent of Net Assets
SBA Communications Corp. (Cl A)	2.8%
Brookfield Asset Management, Inc. (Cl A)	2.7%
Brookdale Senior Living, Inc.	2.5%
Vornado Realty Trust	2.5%
Capital Senior Living Corp.	2.5%
Equinix, Inc.	2.5%
Penn National Gaming, Inc.	2.4%
PAA Natural Gas Storage L.P.	2.1%
LaSalle Hotel Properties	2.1%
Public Storage	2.0%
24.1%

SECTOR BREAKDOWN AS OF JUNE 30, 2010†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ending June 30, 2010, Baron Real Estate Fund (Retail Shares) declined 1.60%, outperforming the S&P 500, which lost 6.69%.

Baron Real Estate Fund invests primarily in securities of real estate and real estate-related companies of all sizes. The Fund seeks to invest in well-managed companies that the adviser believes have significant long-term growth opportunities. Unlike many other real estate funds that invest primarily in real estate investment trusts (REITs), Baron Real Estate Fund expands its investment universe to include a more comprehensive group of real estate and real estate-related companies. These include homebuilders, hotels and gaming companies, manufacturers of building supplies and products, real estate operating, development and service companies, infrastructure-related companies and other diversified real estate-type companies.

Real estate and related stocks performed well in the first quarter, driven by several factors, including improving occupancy, rents, home sales, prices and credit availability. It appeared that business conditions were improving. The second quarter proved to be challenging, however, as the overall market, including real estate companies, corrected 15% from their peaks. Despite what we perceive to be generally improving company-level fundamentals and attractive valuations, eroding confidence contributed to a market decline in the second quarter.

For the six-month period ended June 30, 2010, the largest contributor to the Fund’s performance was Hyatt Hotels Corp. This was in keeping with our view that hotel and leisure companies were attractively valued after suffering depressed demand and cash flow throughout the recession. With few new rooms becoming available in the near term, we believed that hotel stocks would recover strongly once the economy improved. Hyatt has an interest in 102 hotels with close to 29,000 rooms. Additionally, the company earns significant income from management and franchising operations.

Internet-exchange operator Equinix was the largest detractor from the Fund’s performance during the period. While demand for the company’s data centers remains robust, the company’s shares traded down due to weakening foreign currencies and concern about a double-dip recession. We think the company’s exposure to the British Pound and Euro is modest. We think the share price will grow as the company fills up existing data centers while adding new capacity as needed around the world.

The Fund expects to continue to establish positions in “best-in-class” real estate companies that we believe have talented management, are well positioned against competitors and are attractively priced.

†	Industry sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

Baron Partners Fund	June 30, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

JUNE 30, 2010

Shares		Cost	Value
Common Stocks (119.12%)
Consumer Discretionary (32.65%)
	Apparel, Accessories & Luxury Goods (1.66%)
600,000	Under Armour, Inc., Cl A1	$20,009,979	$19,878,000

	Broadcasting (2.83%)
950,000	Discovery Communications, Inc., Cl A1	23,332,159	33,924,500

	Casinos & Gaming (2.12%)
1,100,000	Penn National Gaming, Inc.[1]	33,022,418	25,410,000

	Education Services (7.20%)
850,000	DeVry, Inc.	36,283,282	44,616,500
200,000	Strayer Education, Inc.	22,931,492	41,578,000

		59,214,774	86,194,500

	Hotels, Resorts & Cruise Lines (9.01%)
500,000	Carnival Corp.[2]	19,870,028	15,120,000
2,500,000	Hyatt Hotels Corp., Cl A1	66,878,141	92,725,000

		86,748,169	107,845,000

	Internet Retail (1.48%)
375,000	Blue Nile, Inc.[1]	9,899,457	17,655,000

	Leisure Facilities (3.15%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	37,765,638

	Specialty Stores (5.20%)
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	62,225,000

Total Consumer Discretionary		308,189,264	390,897,638

Energy (5.83%)
	Oil & Gas Drilling (2.13%)
700,000	Helmerich & Payne, Inc.	16,484,771	25,564,000

	Oil & Gas Exploration & Production (3.70%)
800,000	Concho Resources, Inc.[1]	32,901,984	44,264,000

Total Energy		49,386,755	69,828,000

Financials (26.01%)
	Asset Management & Custody Banks (3.23%)
1,400,000	Eaton Vance Corp.	42,041,195	38,654,000

	Investment Banking & Brokerage (6.63%)
5,600,000	Charles Schwab Corp.	63,746,443	79,408,000

	Reinsurance (8.71%)
1,400,000	Arch Capital Group, Ltd.[1,2]	74,189,869	104,300,000

	Specialized Finance (7.44%)
1,900,000	Interactive Brokers Group, Inc., Cl A1	29,307,758	31,540,000
2,100,000	MSCI, Inc., Cl A1	57,146,328	57,540,000

		86,454,086	89,080,000

Total Financials		266,431,593	311,442,000

Health Care (14.03%)
	Health Care Equipment (8.67%)
1,200,000	Edwards Lifesciences Corp.[1]	28,173,288	67,224,000
600,000	IDEXX Laboratories, Inc.[1]	38,723,678	36,540,000

		66,896,966	103,764,000

	Health Care Facilities (5.36%)
1,900,000	Community Health Systems, Inc.[1]	53,141,919	64,239,000

Total Health Care		120,038,885	168,003,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (22.04%)
	Air Freight & Logistics (4.87%)
800,000	C. H. Robinson Worldwide, Inc.	$20,066,739	$44,528,000
400,000	Expeditors International of Washington, Inc.	10,195,163	13,804,000

		30,261,902	58,332,000
	Diversified Support Services (3.05%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	49,807,035	36,440,000

	Research & Consulting Services (5.74%)
500,000	CoStar Group, Inc.[1]	19,068,649	19,400,000
1,650,000	Verisk Analytics, Inc., Cl A1	45,916,473	49,335,000

		64,985,122	68,735,000

	Trading Companies & Distributors (8.38%)
2,000,000	Fastenal Co.	72,360,993	100,380,000

Total Industrials		217,415,052	263,887,000

Information Technology (7.83%)
	Application Software (7.83%)
1,400,000	FactSet Research Systems, Inc.	80,328,167	93,786,000

Materials (3.00%)
	Specialty Chemicals (3.00%)
800,000	Ecolab, Inc.	30,964,749	35,928,000

Utilities (7.73%)
	Electric Utilities (7.73%)
1,750,000	ITC Holdings Corp.	60,048,201	92,592,500

Total Common Stocks		1,132,802,666	1,426,364,138

Private Equity Investments (3.06%)
Consumer Discretionary (1.30%)
	Hotels, Resorts & Cruise Lines (1.30%)
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,4	39,000,000	15,600,000

Financials (1.76%)
	Asset Management & Custody Banks (1.76%)
6,014,997	Windy City Investments Holdings LLC[1,3,4]	38,319,447	21,052,488

Total Private Equity Investments		77,319,447	36,652,488

10	See Notes to Financial Statements.

June 30, 2010	Baron Partners Fund

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

JUNE 30, 2010

Principal Amount		Cost	Value
Corporate Bonds (0.73%)
Consumer Discretionary (0.73%)
	Casinos & Gaming (0.73%)
$8,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[4]	$8,694,000	$8,759,205

Total Investments (122.91%)		$1,218,816,113	1,471,775,831

Liabilities Less Cash and Other Assets (-22.91%)			(274,307,122)

Net Assets			$1,197,468,709

Retail Shares (Equivalent to $15.68 per share based on 65,752,012 shares outstanding)			$1,030,958,778

Institutional Shares (Equivalent to $15.72 per share based on 10,591,170 shares outstanding)			$166,509,931

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $36,652,488 or 3.06% of Net Assets. None of these securities are deemed liquid. See Note 8.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Financial Statements.	11

Baron Retirement Income Fund	June 30, 2010

STATEMENT OF NET ASSETS (UNAUDITED)

JUNE 30, 2010

Shares		Cost	Value
Common Stocks (99.25%)
Consumer Discretionary (22.43%)
	Education Services (7.68%)
140,557	Anhanguera Educacional Participacoes SA2	$2,091,343	$2,125,097
35,000	DeVry, Inc.	1,497,572	1,837,150
8,000	Strayer Education, Inc.	1,261,166	1,663,120

		4,850,081	5,625,367

	Hotels, Resorts & Cruise Lines (8.78%)
90,000	Choice Hotels Intl., Inc.	2,969,235	2,718,900
100,000	Hyatt Hotels Corp., Cl A1	2,666,530	3,709,000

		5,635,765	6,427,900

	Internet Retail (2.57%)
40,000	Blue Nile, Inc.[1]	1,554,930	1,883,200

	Specialty Stores (3.40%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	2,489,000

Total Consumer Discretionary		13,670,782	16,425,467

Consumer Staples (6.27%)
	Household Products (3.42%)
40,000	Church & Dwight Co., Inc.	2,038,763	2,508,400

	Packaged Foods & Meats (2.85%)
200,000	Dole Food Co., Inc.[1]	2,435,039	2,086,000

Total Consumer Staples		4,473,802	4,594,400

Energy (5.26%)
	Oil & Gas Drilling (2.24%)
45,000	Helmerich & Payne, Inc.	1,763,827	1,643,400

	Oil & Gas Exploration & Production (3.02%)
40,000	Concho Resources, Inc.[1]	1,202,056	2,213,200

Total Energy		2,965,883	3,856,600

Financials (19.39%)
	Asset Management & Custody Banks (3.31%)
88,000	Eaton Vance Corp.	1,454,529	2,429,680

	Investment Banking & Brokerage (3.68%)
190,000	Charles Schwab Corp.	2,850,241	2,694,200

	Reinsurance (4.07%)
40,000	Arch Capital Group, Ltd.[1,2]	2,098,534	2,980,000

	Specialized Finance (8.33%)
120,000	Interactive Brokers Group, Inc., Cl A1	1,882,249	1,992,000
150,000	MSCI, Inc., Cl A1	3,990,189	4,110,000

		5,872,438	6,102,000

Total Financials		12,275,742	14,205,880

Health Care (15.80%)
	Health Care Distributors (3.00%)
40,000	Henry Schein, Inc.[1]	1,600,048	2,196,000

	Health Care Equipment (6.52%)
58,000	Edwards Lifesciences Corp.[1]	1,614,645	3,249,160
25,000	IDEXX Laboratories, Inc.[1]	1,515,778	1,522,500

		3,130,423	4,771,660

	Health Care Facilities (3.69%)
80,000	Community Health Systems, Inc.[1]	1,383,958	2,704,800

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.59%)
17,000	Mettler-Toledo International, Inc.[1]	$797,334	$1,897,710

Total Health Care		6,911,763	11,570,170

Industrials (19.78%)
	Air Freight & Logistics (3.42%)
45,000	C. H. Robinson Worldwide, Inc.	1,654,173	2,504,700

	Diversified Support Services (2.61%)
105,000	Ritchie Bros. Auctioneers, Inc.[2]	2,668,028	1,913,100

	Railroads (5.09%)
100,000	Genesee & Wyoming, Inc., Cl A1	3,101,975	3,731,000

	Research & Consulting Services (5.23%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	3,828,695

	Trading Companies & Distributors (3.43%)
50,000	Fastenal Co.	2,169,716	2,509,500

Total Industrials		13,245,586	14,486,995

Information Technology (8.15%)
	Application Software (8.15%)
30,000	ANSYS, Inc.[1]	658,716	1,217,100
35,000	FactSet Research Systems, Inc.	1,982,041	2,344,650
75,000	Pegasystems, Inc.	2,140,474	2,408,250

Total Information Technology		4,781,231	5,970,000

Utilities (2.17%)
	Electric Utilities (2.17%)
30,000	ITC Holdings Corp.	1,552,701	1,587,300

Total Common Stocks		59,877,490	72,696,812

Principal Amount
Short Term Investments (0.74%)
$538,671	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity - $538,671; (Fully collateralized by U.S. Treasury Note, 2.50% due 06/30/2017; Market value - $567,863)	538,671	538,671

Total Investments (99.99%)		$60,416,161	73,235,483

Cash and Other Assets Less Liabilities (0.01%)			4,153

Net Assets			$73,239,636

Retail Shares (Equivalent to $8.08 per share based on 4,554,054 shares outstanding)			$36,806,472

Institutional Shares (Equivalent to $8.10 per share based on 4,499,336 shares outstanding)			$36,433,164

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

12	See Notes to Financial Statements.

June 30, 2010	Baron International Growth Fund

STATEMENT OF NET ASSETS (UNAUDITED)

JUNE 30, 2010

Shares		Cost	Value
Common Stocks (95.28%)
	Australia (1.28%)
100,000	Wotif.com Holdings, Ltd.	$402,487	$447,569

	Austria (2.15%)
17,000	bwin Interactive Entertainment AG	928,734	751,079

	Brazil (8.34%)
40,000	Anhanguera Educacional Participacoes SA	525,991	604,765
16,000	Cia. Hering	310,331	416,620
24,824	Itau Unibanco Holding SA, ADR	333,793	447,080
15,000	Net Servicos de Comunicacao SA, ADR[1]	91,135	140,850
4,000	Redecard SA	41,869	56,510
75,000	Restoque Comercio e Confeccoes de Roupas SA2	108,264	313,296
12,500	TOTVS SA	325,803	927,632

Total Brazil		1,737,186	2,906,753

	Canada (3.18%)
70,000	Kirkland Lake Gold, Inc.[1]	508,906	557,606
4,500	Research in Motion, Ltd.[1,2]	201,589	221,670
18,000	Ritchie Bros. Auctioneers, Inc.[2]	372,028	327,960

Total Canada		1,082,523	1,107,236

	China (8.99%)
21,000	China Automotive Systems, Inc.[1,2]	241,256	369,600
42,000	China-Biotics, Inc.[1,2]	718,640	546,420
2,003,800	Kingdee International Software Group Co., Ltd.	238,789	754,940
95,000	Shandong Weigao Group Medical Polymer Co., Ltd.	249,563	413,834
75,000	Sinovac Biotech Ltd.[1,2]	408,835	347,250
20,000	Tencent Holdings, Ltd.	272,772	331,345
151,500	Tingyi (Cayman Islands) Holding Corp.	170,080	371,054

Total China		2,299,935	3,134,443

	France (5.95%)
6,020	Accor SA1	239,176	278,698
8,000	Alstom SA	573,744	362,219
28,000	Ingenico SA	535,315	599,211
17,000	Meetic SA	496,426	431,360
12,500	Thales SA	576,370	403,551

Total France		2,421,031	2,075,039

	Germany (6.62%)
13,000	Gerresheimer AG1	292,730	416,139
26,000	QIAGEN N.V.[1,2]	574,670	499,720
47,000	Symrise AG	638,033	970,438
7,530	Wincor Nixdorf AG	358,783	420,911

Total Germany		1,864,216	2,307,208

	Hong Kong (2.46%)
525,000	Wynn Macau, Ltd.[1,2]	689,724	856,135

	India (1.23%)
15,000	Financial Technologies (India), Ltd.	418,852	428,219

	Ireland (2.10%)
27,000	Ryanair Holdings plc, ADR[1]	691,207	731,430

Shares		Cost	Value
Common Stocks (continued)

	Japan (13.12%)
22,000	Canon, Inc., ADR	$769,004	$820,820
9,500	Fanuc, Ltd.	808,893	1,072,764
100,000	Kubota Corp.	895,835	767,031
275	Sony Financial Holdings, Inc.	852,299	917,333
2,500	Yahoo! Japan Corp.	815,100	996,437

Total Japan		4,141,131	4,574,385

	Korea, Republic of (2.91%)
2,000	LG Household & Health Care, Ltd.	544,208	567,996
3,000	NHN Corp.[1]	505,913	446,187

Total Korea, Republic of		1,050,121	1,014,183

	Mexico (2.08%)
72,400	Banco Compartamos SA de CV	128,306	376,301
105,000	Genomma Lab Internacional SA1	336,612	348,700

Total Mexico		464,918	725,001

	Norway (0.62%)
300,000	Sevan Marine ASA[1]	462,944	216,845

	Peru (1.83%)
7,000	Credicorp, Ltd.	400,673	636,230

	Spain (1.44%)
30,000	Telvent GIT SA1,2	778,677	501,000

	Switzerland (6.10%)
21,000	Compagnie Financiere Richemont SA	380,490	733,158
9,500	GAM Holding, Ltd.[1]	55,338	102,662
19,500	Julius Baer Group, Ltd.	493,259	555,995
16,000	Syngenta AG, ADR	769,642	733,600

Total Switzerland		1,698,729	2,125,415

	United Kingdom (12.69%)
450,000	Borders & Southern Petroleum[1,2]	407,229	462,237
105,000	Cairn Energy plc[1]	331,210	645,058
75,000	Experian plc	476,937	652,224
30,000	Intertek Group plc	533,516	643,123
100,000	Micro Focus International plc	613,752	628,397
100,000	PartyGaming plc[1]	420,091	321,318
25,000	Premier Oil plc[1]	466,957	461,572
25,000	Standard Chartered plc	545,972	608,760

Total United Kingdom		3,795,664	4,422,689

	United States (12.19%)
12,000	Agilent Technologies, Inc.[1]	181,967	341,160
5,000	Arch Capital Group, Ltd.[1]	293,022	372,500
4,000	Core Laboratories N.V.	351,996	590,440
6,000	Liberty Global, Inc., Cl A1	89,578	155,940
5,500	Monsanto Co.	424,288	254,210
28,000	Net 1 UEPS Technologies, Inc.[1]	376,737	375,480
32,000	NII Holdings, Inc.[1]	866,880	1,040,640
15,000	Schweitzer-Mauduit International, Inc.	509,629	756,750
10,000	Solera Holdings, Inc.	232,074	362,000

Total United States		3,326,171	4,249,120

Total Common Stocks		28,654,923	33,209,979

See Notes to Financial Statements.	13

Baron International Growth Fund	June 30, 2010

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

JUNE 30, 2010

Principal Amount		Cost	Value
Short Term Investments (4.36%)
$1,520,324	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity - $1,520,324; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value - $1,599,675)	$1,520,324	$1,520,324

Total Investments (99.64%)		$30,175,247	34,730,303

Cash and Other Assets Less Liabilities (0.36%)			126,610

Net Assets			$34,856,913

Retail Shares (Equivalent to $13.38 per share based on 815,279 shares outstanding)			$10,906,810

Institutional Shares (Equivalent to $13.42 per share based on 1,785,224 shares outstanding)			$23,950,103

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The Adviser has classified certain securities into this country. MSCI does not currently provide a classification for these securities.
ADR	American Depositary Receipt.

Summary of Investments by Sector as of June 30, 2010 (Unaudited)	Percentage of Net Assets
Information Technology	24.8%
Consumer Discretionary	15.5
Industrials	14.2
Financials	11.5
Materials	9.4
Energy	6.8
Health Care	5.8
Consumer Staples	4.3
Telecommunication Services	3.0
Cash and Cash Equivalents*	4.7

100.0%

*	Includes short term investments.

14	See Notes to Financial Statements.

June 30, 2010	Baron Real Estate Fund

STATEMENT OF NET ASSETS (UNAUDITED)

JUNE 30, 2010

Shares		Cost	Value
Common Stocks (87.83%)
Consumer Discretionary (21.40%)
	Casinos & Gaming (4.41%)
5,000	Las Vegas Sands Corp.[1]	$118,725	$110,700
5,870	Penn National Gaming, Inc.[1]	163,505	135,597

		282,230	246,297

	Home Furnishings (1.44%)
1,760	Mohawk Industries, Inc.[1]	91,774	80,538

	Homebuilding (4.58%)
20,100	Beazer Homes USA, Inc.[1]	92,725	72,963
2,825	Brookfield Homes Corp.[1]	19,810	19,041
3,850	Lennar Corp., Cl A	65,050	53,553
800	Meritage Homes Corp.[1]	17,844	13,024
5,910	Toll Brothers, Inc.[1]	119,168	96,688

		314,597	255,269

	Hotels, Resorts & Cruise Lines (7.86%)
32,350	Great Wolf Resorts, Inc.[1]	84,881	67,288
2,275	Hyatt Hotels Corp., Cl A1	69,911	84,380
48,000	Mandarin Oriental International, Ltd.[2]	79,018	67,401
12,150	Morgans Hotel Group Co.[1]	68,473	74,844
10,750	Red Lion Hotels Corp.[1]	64,381	64,177
1,950	Starwood Hotels & Resorts Worldwide, Inc.	79,462	80,788

		446,126	438,878

	Household Appliances (1.42%)
1,565	Stanley Black & Decker, Inc.	86,425	79,064

	Leisure Facilities (1.69%)
2,700	Vail Resorts, Inc.[1]	106,042	94,257

Total Consumer Discretionary		1,327,194	1,194,303

Energy (2.13%)
	Oil & Gas Storage & Transportation (2.13%)
5,000	PAA Natural Gas Storage LP1	108,621	119,150

Financials (40.65%)
	Diversified Real Estate Activities (2.70%)
6,655	Brookfield Asset Management, Inc., Cl A	155,157	150,536

	Diversified REITs (4.24%)
6,700	Colonial Properties Trust	96,054	97,351
1,910	Vornado Realty Trust	132,510	139,335

		228,564	236,686

	Industrial REITs (1.61%)
3,650	DuPont Fabros Technology, Inc.	75,354	89,644

	Mortgage REITs (4.80%)
5,050	Annaly Capital Management, Inc.	89,440	86,607
12,050	MFA Financial, Inc.	85,372	89,170
6,300	Redwood Trust, Inc.	87,160	92,232

		261,972	268,009

	Office REITs (4.45%)
6,200	Douglas Emmett, Inc.	89,354	88,164
2,950	Kilroy Realty Corp.	97,472	87,703
1,315	SL Green Realty Corp.	65,748	72,378

		252,574	248,245

	Real Estate Operating Companies (1.86%)
9,150	Forest City Enterprises, Inc., Cl A1	120,529	103,578

	Real Estate Services (1.93%)
7,900	CB Richard Ellis Group, Inc., Cl A1	111,641	107,519

	Residential REITs (3.52%)
3,684	American Campus Communities, Inc.	99,044	100,536
1,030	AvalonBay Communities, Inc.	84,951	96,171

		183,995	196,707

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Retail REITs (2.02%)
1,400	Simon Property Group Inc.	$109,888	$113,050

	Specialized REITs (13.52%)
1,545	Alexandria Real Estate Equities, Inc.[3]	97,586	97,907
3,000	Chesapeake Lodging Trust[1,3,4]	56,400	46,500
1,750	Digital Realty Trust, Inc.[3]	88,416	100,940
5,650	LaSalle Hotel Properties	126,587	116,220
4,200	Pebblebrook Hotel Trust[1]	88,818	79,170
1,300	Public Storage	109,203	114,283
15,000	U-Store-It Trust	114,322	111,900
1,870	Ventas, Inc.	82,437	87,797

		763,769	754,717

Total Financials		2,263,443	2,268,691

Health Care (8.52%)
	Health Care Facilities (8.52%)
3,342	Assisted Living Concepts, Inc.[1]	96,739	98,890
9,330	Brookdale Senior Living, Inc.[1]	170,432	139,950
27,950	Capital Senior Living Corp.[1]	138,166	138,911
6,000	Emeritus Corp.[1]	117,668	97,860

Total Health Care		523,005	475,611

Industrials (5.30%)
	Building Products (3.31%)
2,500	Armstrong World Industries, Inc.[1]	85,889	75,450
3,650	Owens Corning, Inc.[1]	88,339	109,171

		174,228	184,621

	Construction & Engineering (1.99%)
4,830	AECOM Technology Corp.[1]	134,813	111,380

Total Industrials		309,041	296,001

Information Technology (2.47%)
	IT Consulting & Other Services (2.47%)
1,695	Equinix, Inc.[1,3]	170,778	137,668

Telecommunication Services (4.71%)
	Wireless Telecommunication Services (4.71%)
2,450	American Tower Corp., Cl A1	107,241	109,025
4,525	SBA Communications Corp., Cl A1	158,058	153,895

Total Telecommunication Services		265,299	262,920

Utilities (2.65%)
	Electric Utilities (2.65%)
6,900	Brookfield Infrastructure Partners LP	116,813	109,503
14,000	Prime Infrastructure Group[2]	52,501	38,309

Total Utilities		169,314	147,812

Total Common Stocks		5,136,695	4,902,156

Preferred Stocks (0.77%)
Financials (0.77%)
	Office REITs (0.38%)
890	Corporate Office Property Trust, Series J	21,133	21,538

	Retail REITs (0.39%)
850	Kimco Realty Corp., Series G	20,761	21,616

Total Preferred Stocks		41,894	43,154

See Notes to Financial Statements.	15

Baron Real Estate Fund	June 30, 2010

STATEMENT OF NET ASSETS (UNAUDITED) (Continued)

JUNE 30, 2010

Principal Amount		Cost	Value
Short Term Investments (11.38%)
$634,887	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity - $634,887; (Fully collateralized by U.S. Treasury Note, 2.50% due 06/30/2017; Market value - $667,488)	$634,887	$634,887

Total Investments (99.98%)		$5,813,476	5,580,197

Cash and Other Assets Less Liabilities (0.02%)			1,000

Net Assets			$5,581,197

Retail Shares (Equivalent to $9.84 per share based on 400,297 shares outstanding)			$3,939,100

Institutional Shares (Equivalent to $9.85 per share based on 166,661 shares outstanding)			$1,642,097

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $46,500 or 0.83% of Net Assets. All of these securities are deemed liquid. See Note 8.

16	See Notes to Financial Statements.

June 30, 2010	Baron Select Funds

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2010

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund	Baron Real Estate Fund
Assets:
Investments in securities, at cost	$1,218,816,113	$59,877,490	$28,654,923	$5,178,589
Repurchase Agreements, at cost	—	538,671	1,520,324	634,887
Foreign currency, at cost	—	303	191,869	—

Investments in securities, at value	$1,471,775,831	$72,696,812	$33,209,979	$4,945,310
Repurchase Agreements, at value	—	538,671	1,520,324	634,887
Foreign currency, at value	—	292	196,768	—
Cash	7,201	—	—	—
Receivable for securities sold	16,805,009	—	—	—
Receivable for shares sold	639,557	9,859	35,324	26,650
Dividends and interest receivable	464,498	33,650	28,310	9,936
Prepaid expenses	66,709	793	418	20,712

	1,489,758,805	73,280,077	34,991,123	5,637,495

Liabilities:
Payable for borrowings against line of credit	289,300,000	—	—	—
Payable for shares redeemed	2,502,369	518	2,640	—
Payable for securities purchased	—	—	97,021	31,573
Distribution fees payable (Note 4)	307	370	569	691
Investment advisory fees payable (Note 4)	651	292	280	—
Accrued expenses and other payables	486,769	39,261	33,700	24,034

	292,290,096	40,441	134,210	56,298

Net Assets	$1,197,468,709	$73,239,636	$34,856,913	$5,581,197

Net Assets consist of:
Paid-in capital	$1,609,329,959	$78,248,460	$29,318,553	$5,800,554
Accumulated net investment income (loss)	(4,958,677)	12,629	(8,555)	8,780
Accumulated net realized gain (loss) on investments and foreign currency transactions	(659,862,291)	(17,840,764)	986,965	5,170
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	252,959,718	12,819,311	4,559,950	(233,307)

Net Assets	$1,197,468,709	$73,239,636	$34,856,913	$5,581,197

Retail Shares:
Net Assets	$1,030,958,778	$36,806,472	$10,906,810	$3,939,100

Shares Outstanding ($0.01 par value; indefinite shares authorized)	65,752,012	4,554,054	815,279	400,297

Net Asset Value Per Share	$15.68	$8.08	$13.38	$9.84

Institutional Shares:
Net Assets	$166,509,931	$36,433,164	$23,950,103	$1,642,097

Shares Outstanding ($0.01 par value; indefinite shares authorized)	10,591,170	4,499,336	1,785,224	166,661

Net Asset Value Per Share	$15.72	$8.10	$13.42	$9.85

See Notes to Financial Statements.	17

Baron Select Funds	June 30, 2010

STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2010

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund	Baron Real Estate Fund
Investment income:
Income:
Dividends	$5,818,375	$223,631	$276,992	$37,578
Interest	287,989	262,891	166	53
Foreign taxes withheld on dividends	(60,000)	(3,229)	(17,660)	(593)

Total income	6,046,364	483,293	259,498	37,038

Expenses:
Investment advisory fees (Note 4)	6,752,152	383,359	174,256	22,335
Distribution fees — Retail Shares (Note 4)	1,472,436	48,959	13,025	3,691
Shareholder servicing agent fees and expenses — Retail Shares	199,240	11,425	8,180	7,602
Shareholder servicing agent fees and expenses — Institutional Shares	21,768	4,875	4,034	4,879
Reports to shareholders	314,350	2,275	—	1,166
Registration and filing fees	29,065	16,394	19,951	28,308
Professional fees	37,629	17,245	16,044	17,001
Custodian fees	30,980	13,039	20,562	14,488
Administration fees	13,228	13,184	13,174	13,277
Trustee fees and expenses	46,245	2,730	1,285	200
Line of credit fees	80,575	—	—	—
Insurance expense	15,203	330	320	125
Miscellaneous expenses	692	1,666	409	197

Total operating expenses	9,013,563	515,481	271,240	113,269
Interest expense	1,991,432	—	—	—

Total expenses	11,004,995	515,481	271,240	113,269
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	(25,929)	(16,655)	(54,688)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	(18,898)	(23,740)	(30,323)

Net expenses	11,004,995	470,654	230,845	28,258

Net investment income (loss)	(4,958,631)	12,639	28,653	8,780

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	64,165,501	2,637,614	479,236	5,201
Foreign currency transactions	—	(45,724)	(56,690)	(31)
Net change in unrealized appreciation (depreciation) of:
Investments	(47,481,050)	(3,007,469)	(2,500,095)[1]	(233,279)
Foreign currency transactions	—	(11)	20,285	(28)

Net gain (loss) on investments	16,684,451	(415,590)	(2,057,264)	(228,137)

Net increase (decrease) in net assets resulting from operations	$11,725,820	$(402,951)	$(2,028,611)	$(219,357)

[1]	Net of change in accrued foreign capital gains tax of $631.

18	See Notes to Financial Statements.

June 30, 2010	Baron Select Funds

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

JUNE 30, 2010

	Baron Partners Fund		Baron Retirement Income Fund
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,958,631)	$(4,180,882)	$12,639	$1,147,084
Net realized gain (loss)	64,165,501	(77,229,085)	2,591,890	(910,428)
Net change in unrealized appreciation (depreciation)	(47,481,050)	406,157,253	(3,007,480)	19,097,442

Increase (decrease) in net assets resulting from operations	11,725,820	324,747,286	(402,951)	19,334,098

Distributions to shareholders from:
Net investment income	—	—	—	(1,150,808)
Net realized gain on investments	—	—	—	—
Return of capital	—	—	—	(1,141,674)

Decrease in net assets from distributions to shareholders	—	—	—	(2,292,482)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	63,125,942	185,694,555	1,173,986	3,183,891
Proceeds from the sale of shares — Institutional Shares	18,784,944	8,083,578	57,284	6,100
Exchanges-in — Retail Shares	1,356,154	2,494,362	457,099	661,019
Exchanges-in — Institutional Shares	6,189,952	155,638,879	—	31,719,508
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	—	1,202,142
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	—	1,011,694
Cost of shares redeemed - Retail Shares	(286,593,065)	(582,119,195)	(4,269,942)	(5,454,396)
Cost of shares redeemed - Institutional Shares	(17,154,011)	(26,278,184)	(2,179)	(153)
Exchanges-out - Retail Shares	(7,634,671)	(161,717,101)	(275,288)	(32,170,860)
Exchanges-out - Institutional Shares	(118,572)	(52,773)	—	—

Increase (decrease) in net assets derived from capital share transactions	(222,043,327)	(418,255,879)	(2,859,040)	158,945

Increase (decrease) in net assets	(210,317,507)	(93,508,593)	(3,261,991)	17,200,561

Net Assets:
Beginning of period	1,407,786,216	1,501,294,809	76,501,627	59,301,066

End of period	$1,197,468,709	$1,407,786,216	$73,239,636	$76,501,627

Accumulated net investment income (loss) at end of period	$(4,958,677)	$(46)	$12,629	$(10)

Capital share transactions — Retail Shares:
Shares sold	3,767,316	15,068,769	138,941	463,490
Exchanges-in	78,832	201,861	55,764	96,680
Shares issued in reinvestment of distributions	—	—	—	145,714
Shares redeemed	(17,517,939)	(46,666,610)	(511,297)	(832,578)
Exchanges-out	(477,650)	(11,801,008)	(32,287)	(4,427,905)

Net increase (decrease)	(14,149,441)	(43,196,988)	(348,879)	(4,554,599)

Capital share transactions — Institutional Shares:
Shares sold	1,116,359	539,678	6,991	840
Exchanges-in	387,275	11,343,419	—	4,369,150
Shares issued in reinvestment of distributions	—	—	—	122,630
Shares redeemed	(1,027,395)	(1,757,386)	(256)	(19)
Exchanges-out	(7,315)	(3,465)	—	—

Net increase	468,924	10,122,246	6,735	4,492,601

See Notes to Financial Statements.	19

Baron Select Funds	June 30, 2010

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (Continued)

JUNE 30, 2010

	Baron International Growth Fund		Baron Real Estate Fund
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$28,653	$5,979	$8,780
Net realized gain	422,546	1,269,245	5,170
Net change in unrealized appreciation (depreciation)	(2,479,810)	7,039,760	(233,307)

Increase (decrease) in net assets resulting from operations	(2,028,611)	8,314,984	(219,357)

Distributions to shareholders from:
Net investment income	—	—	—
Net realized gain on investments	—	(756,360)	—
Return of capital	—	—	—

Decrease in net assets from distributions to shareholders	—	(756,360)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	3,713,413	22,052,097	3,979,963
Proceeds from the sale of shares — Institutional Shares	3,118,465	90,377	1,478,643
Exchanges-in — Retail Shares	508,578	903,077	402,170
Exchanges-in — Institutional Shares	120,679	17,214,872	208,320
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	205,235	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	550,121	—
Cost of shares redeemed — Retail Shares	(795,322)	(735,978)	(56,612)
Cost of shares redeemed — Institutional Shares	(37,320)	—	—
Exchanges-out — Retail Shares	(221,867)	(17,359,527)	(211,930)
Exchanges-out — Institutional Shares	—	—	—

Increase in net assets derived from capital share transactions	6,406,626	22,920,274	5,800,554

Increase in net assets	4,378,015	30,478,898	5,581,197

Net Assets:
Beginning of period	30,478,898	—	—

End of period	$34,856,913	$30,478,898	$5,581,197

Accumulated net investment income (loss) at end of period	$(8,555)	$(37,208)	$8,780

Capital share transactions — Retail Shares:
Shares sold	260,740	2,098,449	387,593
Exchanges-in	34,867	69,630	39,481
Shares issued in reinvestment of distributions	—	14,504	—
Shares redeemed	(56,185)	(52,178)	(5,411)
Exchanges-out	(15,526)	(1,539,022)	(21,366)

Net increase	223,896	591,383	400,297

Capital share transactions — Institutional Shares:
Shares sold	212,582	6,687	145,661
Exchanges-in	8,469	1,521,429	21,000
Shares issued in reinvestment of distributions	—	38,823	—
Shares redeemed	(2,766)	—	—
Exchanges-out	—	—	—

Net increase	218,285	1,566,939	166,661

20	See Notes to Financial Statements.

June 30, 2010	Baron Select Funds

STATEMENT OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2010

Baron Partners Fund
Increase (Decrease) in Cash:
Cash Provided from Operating Activities:
Net income from operations	$11,725,820
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of portfolio securities	(130,298,361)
Proceeds from sales of portfolio securities	346,781,501
Decrease in dividends and interest receivable	70,000
Decrease in other assets	13,258
Decrease in accrued expenses	(125,312)
Net realized gain on investments	(64,165,501)
Net change in net unrealized appreciation of investments	47,481,050

Net cash provided by operating activities	211,482,455

Cash Used from Financing Activities:
Proceeds from shares sold	82,390,529
Payment for shares redeemed	(306,717,964)
Increase in payable for borrowings against line of credit	12,800,000

Net cash used in financing activities	(211,527,435)

Net decrease in cash	(44,980)
Cash beginning of period	52,181

Cash end of period	$7,201

Supplemental cash flow information:
Interest paid	$2,164,789

See Notes to Financial Statements.	21

Baron Select Funds	June 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers four series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund, Baron Retirement Income Fund and Baron Real Estate Fund, which are non-diversified; and Baron International Growth Fund, which is diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron Retirement Income Fund also intends to make annual distributions equal to a minimum 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. Baron International Growth Fund invests its assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies of any size.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Retirement Income Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Retirement Income Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron International Growth Fund commenced trading operations on January 1, 2009.

Baron Real Estate Fund commenced trading operations on January 1, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. Subsequent events have been disclosed through August 24, 2010, the issuance date of the financial statements.

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and

June 30, 2010	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of investments denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

d) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

For the six months ended June 30, 2010, the Funds did not engage in any securities lending transactions.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

g) Restricted Securities. The Funds may invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

h) Distributions. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, partnership basis adjustments and wash sale losses deferred.

i) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

Baron Select Funds	June 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

j) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

l) Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended June 30, 2010 were as follows:

Fund	Purchases	Sales
Baron Partners Fund	$130,298,361	$351,364,587
Baron Retirement Income Fund	9,220,877	10,781,930
Baron International Growth Fund	11,731,464	4,721,666
Baron Real Estate Fund	6,158,798	985,410

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. BAMCO, Inc. (the “Adviser”), a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly equal to 1% per annum of the average daily net assets of the respective Funds. For Baron Partners Fund, Baron Retirement Income Fund, Baron International Growth Fund and Baron Real Estate Fund, the Adviser has contractually agreed to reduce its fee, until April 28, 2011, to the extent required to limit the net operating expense ratio (excluding portfolio transaction costs, interest and extraordinary expenses) to 1.45%, 1.35%, 1.50% and 1.35% of average daily net assets of the Retail Shares, and 1.20%, 1.10%, 1.25% and 1.10% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Retail Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee payable monthly equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds in that capacity.

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (the “Custodian”) to perform accounting and certain administrative services. The Custodian is compensated for fund accounting based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT

Baron Partners Fund participates in a committed line of credit provided by a syndicate of banks (including the Custodian) in the amount of $400 million. A commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. The line of credit is used for investment purposes and expires on September 24, 2010. Baron Partners Fund may borrow up to the lesser of $400 million or the maximum amount Baron Partners Fund may borrow under the 1940 Act, the limitations included in Baron Partners Fund’s prospectus, or any limit or restriction under any law or regulation to which Baron Partners Fund is subject or any agreement to which Baron Partners Fund is a party. Interest is charged to Baron Partners Fund, based on its borrowings, at a rate per annum equal to the higher of the Federal Funds Rate or the Libor rate plus a margin of 1.25%. For the six months ended June 30, 2010, interest expense incurred on these loans amounted to $1,991,432.

During the six months ended June 30, 2010, Baron Partners Fund had an average daily balance on the line of credit of $262.9 million at a weighted average interest rate of 1.53%. At June 30, 2010, Baron Partners Fund had an outstanding loan in the amount of $289,300,000.

June 30, 2010	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

6. SWAP CONTRACTS

The Funds may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”. The counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Funds mark to market the underlying instruments, including accrued dividends and recognize any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amount reflects the exposure the Funds have in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. During the six months ended June 30, 2010, the Funds did not enter into any swap contracts.

7. SHORT SALES

The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

The Funds are required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The Funds’ risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security. During the six months ended June 30, 2010, the Funds did not enter into any short sales.

8. RESTRICTED SECURITIES

At June 30, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$15,600,000
Windy City Investments Holdings LLC	11/30/07	21,052,488

Total Restricted Securities:
(Cost $77,319,447) (3.06% of Net Assets)		$36,652,488

	Baron Real Estate Fund
Name of Issuer	Acquisition Date	Value
Common Stock
Chesapeake Lodging Trust
(Cost $56,400) (0.83% of Net Assets)	01/21/10	$46,500

Baron Select Funds	June 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

9. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, for non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,426,364,138	$—	$—	$1,426,364,138
Private Equity Investments†	—	—	36,652,488	36,652,488
Corporate Bonds	—	8,759,205	—	8,759,205

Total Investments	$1,426,364,138	$8,759,205	$36,652,488	$1,471,775,831

	Baron Retirement Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$72,696,812	$—	$—	$72,696,812
Short Term Investments	—	538,671	—	538,671

Total Investments	$72,696,812	$538,671	$—	$73,235,483

†	See Schedule of Investments for additional detailed categorizations.

June 30, 2010	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

9. FAIR VALUE MEASUREMENTS (Continued)

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,001,072	$3,387,956	$—	$5,389,028
Consumer Staples	546,420	939,049	—	1,485,469
Energy	590,440	1,785,713	—	2,376,153
Financials	1,832,112	2,184,751	—	4,016,863
Health Care	1,195,670	829,973	—	2,025,643
Industrials	1,059,390	3,900,910	—	4,960,300
Information Technology	3,606,272	5,037,007	—	8,643,279
Materials	2,302,166	970,438	—	3,272,604
Telecommunication Services	1,040,640	—	—	1,040,640

Total Common Stocks	14,174,182	19,035,797	—	33,209,979
Short Term Investments	—	1,520,324	—	1,520,324

Total Investments	$14,174,182	$20,556,121	$—	$34,730,303

For the six months ended June 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks:
Consumer Discretionary	$1,194,303	$—	$—	$1,194,303
Energy	119,150	—	—	119,150
Financials	2,222,191	46,500	—	2,268,691
Health Care	475,611	—	—	475,611
Industrials	296,001	—	—	296,001
Information Technology	137,668	—	—	137,668
Telecommunication Services	262,920	—	—	262,920
Utilities	109,503	38,309	—	147,812

Total Common Stocks	4,817,347	84,809	—	4,902,156
Preferred Stocks	43,154	—	—	43,154
Short Term Investments	—	634,887	—	634,887

Total Investments	$4,860,501	$719,696	$—	$5,580,197

Baron Select Funds	June 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

9. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of June 30, 2010	Change in Net Unrealized Appreciation (Depreciation) for Investments still held at June 30, 2010
Private Equity Investments
Consumer Discretionary	$15,600,000	$—	$—	$—	$—	$—	$15,600,000	$—
Financials	18,044,989	—	—	3,007,499	—	—	21,052,488	3,007,499

Total	$33,644,989	$—	$—	$3,007,499	$—	$—	$36,652,488	$3,007,499

10. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, foreign currency gains and losses and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of June 30, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund	Baron Real Estate Fund
Cost of investments	$1,218,816,113	$60,416,161	$30,175,247	$5,813,476

Gross tax unrealized appreciation	$325,059,010	$14,450,092	$6,558,785	$136,538
Gross tax unrealized depreciation	(72,099,292)	(1,630,770)	(2,003,729)	(369,817)

Net tax unrealized appreciation (depreciation)	252,959,718	12,819,322	4,555,056	(233,279)
Net tax unrealized currency appreciation (depreciation)	—	(11)	4,894	(28)
Accumulated net investment income (loss)	(4,958,677)	12,629	(8,555)	8,780
Accumulated net realized gain (loss)	(659,862,291)	(17,840,764)	986,965	5,170
Paid-in capital	1,609,329,959	78,248,460	29,318,553	5,800,554

Net Assets	$1,197,468,709	$73,239,636	$34,856,913	$5,581,197

As of December 31, 2009, the Funds had capital loss carryforwards expiring as follows:

	Baron Partners Fund	Baron Retirement Income Fund
December 31, 2016	$385,438,174	$6,177,788
December 31, 2017	334,599,085	13,956,348

	$720,037,259	$20,134,136

June 30, 2010	Baron Select Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

10. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended June 30, 2010			Year Ended December 31, 2009
Fund	Ordinary[1]	Long Term Capital Gain	Return of Capital	Ordinary[1]		Long Term Capital Gain	Return of Capital
Baron Partners Fund
Retail Shares	$—	$—	$—	$—		$—	$—
Institutional Shares	—	—	—	—		—	—
Baron Retirement Income Fund
Retail Shares	—	—	—	642,945		—	637,842
Institutional Shares	—	—	—	507,863	[2]	—	503,832	[2]
Baron International Growth Fund
Retail Shares	—	—	—	206,238		—	—
Institutional Shares	—	—	—	550,122	[2]	—	—
Baron Real Estate Fund
Retail Shares	—	—	—	N/A		N/A	N/A
Institutional Shares	—	—	—	N/A		N/A	N/A

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	For the period May 29, 2009 (commencement of operations) to December 31, 2009.

The Funds follow the provisions of the FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” (formerly, FASB Interpretation No. 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Baron Partners Fund is required to pay U.S. federal income tax (currently, at a maximum rate of 35%) on its “net built-in gain” attributable to certain assets of Baron Capital Partners, L.P. (the predecessor partnership of Baron Partners Fund), to the extent that any such net built-in gain is realized during the ten-year period beginning on the date of the conversion of the predecessor partnership into the Fund. The Fund holds two securities at June 30, 2010 with a market value of $18,619,500 which may be subject to the tax on net-built-in gain and reimbursement by the Adviser. The net built-in gain on these securities unrealized as of June 30, 2010 was $3,878,600.

11. MANAGEMENT OWNERSHIP

As of June 30, 2010, the officers and trustees owned, directly or indirectly, 43.74% of Baron Retirement Income Fund, 59.91% of Baron International Growth Fund and 43.20% of Baron Real Estate Fund. As a result of their ownership, the officers and trustees may be able to materially affect the outcome of matters presented to Baron Retirement Income Fund, Baron International Growth Fund and Baron Real Estate Fund shareholders.

Baron Select Funds	June 30, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED)

BARON PARTNERS FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES								INSTITUTIONAL SHARES
	Six Months Ended June 30, 2010	Year Ended December 31,							Six Months Ended June 30, 2010	2009[6]
		2009	2008	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$15.64	$12.20	$23.76	$22.34	$18.43	$16.85	$12.17	$10.00	$15.66	$12.66

Income from investment operations:
Net investment loss	(0.06)[2]	(0.04)[2]	(0.09)[2]	(0.21)[2]	(0.16)[2]	(0.13)	(0.06)	(0.10)	(0.04)[2]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	0.10	3.48	(10.74)	2.74	4.13	2.49	5.17	3.63	0.10	3.03

Total from investment operations	0.04	3.44	(10.83)	2.53	3.97	2.36	5.11	3.53	0.06	3.00

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.73)	(1.11)	(0.06)	(0.78)	(0.43)	(1.36)	0.00	0.00

Total distributions	0.00	0.00	(0.73)	(1.11)	(0.06)	(0.78)	(0.43)	(1.36)	0.00	0.00

Net asset value, end of period	$15.68	$15.64	$12.20	$23.76	$22.34	$18.43	$16.85	$12.17	$15.72	$15.66

Total return	0.26%[3]	28.20%	(46.67)%	11.34%	21.55%	14.37%	42.35%	35.76%[3]	0.38%[3]	23.70%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,031.0	$1,249.3	$1,501.3	$3,384.1	$2,403.1	$1,403.0	$632.7	$164.3	$166.5	$158.5

Ratio of total expenses to average net assets	1.66%[4]	1.51%	1.86%[5]	1.88%[5]	1.77%	1.62%	1.46%	1.77%[4]	1.41%[4]	1.38%[4]
Less: Ratio of interest expense to average net assets	(0.29)%[4]	(0.10)%	(0.51)%	(0.57)%	(0.45)%	(0.27)%	(0.12)%	(0.37)%[4]	(0.30)%[4]	(0.21)%[4]

Ratio of net operating expenses to average net assets	1.37%[4]	1.41%	1.35%	1.31%	1.32%	1. 35%	1.34%	1.40%[4]	1.11%[4]	1.17%[4]

Ratio of net investment loss to average net assets	(0.77)%[4]	(0.30)%	(0.49)%	(0.86)%	(0.80)%	(0.85)%	(0.83)%	(1.39)%[4]	(0.51)%[4]	(0.31)%[4]

Portfolio turnover rate	8.10%[3]	32.43%	38.02%	32.95%	35.92%	37.62%	57.77%	36.67%[3]	8.10%[3]	32.43%

[1]	For the period April 30, 2003 (commencement of operations) to December 31, 2003.
[2]	Based on average shares outstanding.
[3]	Not Annualized.
[4]	Annualized.
[5]	Benefit of expense reduction rounds to less than 0.01%.
[6]	For the period May 29, 2009 (commencement of operations) to December 31, 2009.

30	See Notes to Financial Statements.

June 30, 2010	Baron Select Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON RETIREMENT INCOME FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES			INSTITUTIONAL SHARES
	Six Months Ended June 30, 2010	Year Ended December 31,		Six Months Ended June 30, 2010
		2009	2008[1]		2009[7]

Net asset value, beginning of period	$8.14	$6.27	$10.00	$8.15	$6.88

Income from investment operations:
Net investment income (loss)	(0.00)[2,3]	0.12 [2]	0.00 [2,3]	0.01 [2]	0.07 [2]
Net realized and unrealized gain (loss) on investments	(0.06)	2.00	(3.33)	(0.06)	1.45

Total from investment operations	(0.06)	2.12	(3.33)	(0.05)	1.52

Less distributions to shareholders from:
Net investment income	0.00	(0.13)	0.00	0.00	(0.13)
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00
Return of capital	0.00	(0.12)	(0.40)	0.00	(0.12)

Total distributions	0.00	(0.25)	(0.40)	0.00	(0.25)

Net asset value, end of period	$8.08	$8.14	$6.27	$8.10	$8.15

Total return	(0.74)%[4,5]	33.77%[5]	(33.11)%[4,5]	(0.61)[4,5]	22.06%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$36.8	$39.9	$59.3	$36.4	$36.6

Ratio of operating expenses to average net assets	1.48%[6]	1.52%	1.54%[6]	1.20%[6]	1.25%[6]
Less: Reimbursement of expenses by Adviser	(0.13)%[6]	(0.17)%	(0.19)%[6]	(0.10)%[6]	(0.15)%[6]

Ratio of net operating expenses to average net assets	1.35%[6]	1.35%	1.35%[6]	1.10%[6]	1.10%[6]

Ratio of net investment income (loss) to average net assets	(0.09)%[6]	1.81%	0.01%[6]	0.16%[6]	1.63%[6]

Portfolio turnover rate	12.26%[4]	34.76%	35.43%[4]	12.26%[4]	34.76%

[1]	For the period June 30, 2008 (commencement of operations) to December 31, 2008.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Not Annualized.
[5]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	For the period May 29, 2009 (commencement of operations) to December 31, 2009.

See Notes to Financial Statements.	31

Baron Select Funds	June 30, 2010

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON INTERNATIONAL GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES		INSTITUTIONAL SHARES
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009[6]

Net asset value, beginning of period	$14.11	$10.00	$14.13	$11.13

Income from investment operations:
Net investment income (loss)	0.00 [1,2]	0.04 [1]	0.02 [1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	(0.73)	4.43	(0.73)	3.38

Total from investment operations	(0.73)	4.47	(0.71)	3.36

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.36)	0.00	(0.36)

Total distributions	0.00	(0.36)	0.00	(0.36)

Net asset value, end of period	$13.38	$14.11	$13.42	$14.13

Total return	(5.17)%[3,4]	44.69%[4]	(5.02)%[3,4]	30.18%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$10.9	$8.4	$24.0	$22.1

Ratio of operating expenses to average net assets	1.82%[5]	2.33%	1.44%[5]	1.89%[5]
Less: Reimbursement of expenses by Adviser	(0.32%)[5]	(0.83)%	(0.19)%[5]	(0.64)%[5]

Ratio of net operating expenses to average net assets	1.50%[5]	1.50%	1.25%[5]	1.25%[5]

Ratio of net investment income (loss) to average net assets	0.00%[5,7]	0.38%	0.23%[5]	(0.29)%[5]

Portfolio turnover rate	15.10%[3]	53.94%	15.10%[3]	53.94%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	For the period May 29, 2009 (commencement of operations) to December 31, 2009.
[7]	Less than 0.01%

32	See Notes to Financial Statements.

June 30, 2010	Baron Select Funds

FINANCIAL HIGHLIGHTS (UNAUDITED) (Continued)

BARON REAL ESTATE FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES	INSTITUTIONAL SHARES
	Six Months Ended June 30, 2010	Six Months Ended June 30, 2010

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income	0.02 [1]	0.03 [1]
Net realized and unrealized loss on investments	(0.18)	(0.18)

Total from investment operations	(0.16)	(0.15)

Less distributions to shareholders from:
Net investment income	0.00	0.00
Net realized gain on investments	0.00	0.00

Total distributions	0.00	0.00

Net asset value, end of period	$9.84	$9.85

Total return	(1.60)%[2,3]	(1.50)%[2,3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3.9	$1.6

Ratio of operating expenses to average net assets	5.05%[4]	5.10%[4]
Less: Reimbursement of expenses by Adviser	(3.70)%[4]	(4.00)%[4]

Ratio of net operating expenses to average net assets	1.35%[4]	1.10%[4]

Ratio of net investment income to average net assets	0.35%[4]	0.49%[4]

Portfolio turnover rate	25.35%[2]	25.35%[2]

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Annualized.

See Notes to Financial Statements.	33

Baron Select Funds	June 30, 2010

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 20101

	Actual Total Return		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period[3]
Baron Partners Fund — Retail Shares[2]	0.26%		$1,000.00	$1,002.60	1.66%	$8.24
Baron Partners Fund — Institutional Shares[2]	0.38%		$1,000.00	$1,003.80	1.41%	$7.01
Baron Retirement Income Fund — Retail Shares	(0.74%	)	$1,000.00	$992.60	1.35%	$6.67
Baron Retirement Income Fund — Institutional Shares	(0.61%	)	$1,000.00	$993.90	1.10%	$5.44
Baron International Growth Fund — Retail Shares	(5.17%	)	$1,000.00	$948.30	1.50%	$7.25
Baron International Growth Fund — Institutional Shares	(5.02%	)	$1,000.00	$949.80	1.25%	$6.04
Baron Real Estate Fund — Retail Shares	(1.60%	)	$1,000.00	$984.00	1.35%	$6.64
Baron Real Estate Fund — Institutional Shares	(1.50%	)	$1,000.00	$985.00	1.10%	$5.41

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2010

	Hypothetical Annualized Total Return	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period[3]
Baron Partners Fund — Retail Shares[2]	5.00%	$1,000.00	$1,016.56	1.66%	$8.30
Baron Partners Fund — Institutional Shares[2]	5.00%	$1,000.00	$1,017.80	1.41%	$7.05
Baron Retirement Income Fund — Retail Shares	5.00%	$1,000.00	$1,018.10	1.35%	$6.76
Baron Retirement Income Fund — Institutional Shares	5.00%	$1,000.00	$1,019.34	1.10%	$5.51
Baron International Growth Fund — Retail Shares	5.00%	$1,000.00	$1,017.36	1.50%	$7.50
Baron International Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,018.60	1.25%	$6.26
Baron Real Estate Fund — Retail Shares	5.00%	$1,000.00	$1,018.10	1.35%	$6.76
Baron Real Estate Fund — Institutional Shares	5.00%	$1,000.00	$1,019.34	1.10%	$5.51

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.

[2]

Annualized expense ratio for Baron Partners Fund for the six months ended June 30, 2010, includes 1.37% and 1.11% for net operating expenses and 0.29% and 0.30% for interest expense for the Retail and Institutional Shares, respectively.

[3]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

June 30, 2010	Baron Select Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR BARON PARTNERS FUND, BARON RETIREMENT INCOME FUND AND BARON INTERNATIONAL GROWTH FUND, BY THE BOARD OF TRUSTEES (UNAUDITED)

The Board of Trustees (the “Board”) of Baron Select Funds (the “Trust”) met on May 18, 2010 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Partners Fund, Baron Retirement Income Fund and Baron International Growth Fund, (each a “Fund” and collectively, the “Funds”). The members of the Board who are not affiliated with the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the advisory contract for the Funds. An independent consultant provided reports to the Board and attended the Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant, and were advised by independent counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for the Funds for an additional one year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of services provided by the Adviser, the Independent Trustees relied on the information they received at the Board meeting, as well as on the information they had considered in past years. In particular, the Board considered the following:

•	Their confidence in the Adviser’s senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, quality and the level of long-term performance of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•	The total expense ratio of the Funds and comparisons to similar funds managed by other advisers over comparable periods;

•

The costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for the implementation of investment strategies and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds; and

•	Any additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services provided by the Adviser to each Fund was appropriate and that each Fund was likely to continue to benefit from those services provided under the relevant advisory agreement with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with the independent consultant. The Board considered for each Fund, among other information, the independent consultant’s comparisons of the expense ratio and contractual advisory fee with those of expense group funds. The Board also considered the independent consultant’s risk-adjusted performance comparisons with comparable funds and comparisons of each Fund’s annualized total return over one-, three-, five- and ten-year periods, where applicable, against expense group and performance universe averages. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s more relative performance was consistent with expectations for the Adviser’s investment style under recent market conditions. The Board noted the Funds’ favorable absolute performance in the most recent one-year period and the risk-adjusted performance comparisons. The Board also concluded that the Funds and their shareholders had benefited over the long-term from the Adviser’s investment management of the Funds.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board was provided with information from the Adviser and the independent consultant regarding the fees charged by the Adviser as compared to the fees charged by comparable funds. This information compared various fees and expenses, as well as the total expense ratios, of the Funds against the same fees, expenses and total expense ratios of other funds of similar size, character and investment strategies. The total expense ratios of the Funds were generally competitive with the total expense ratios of the funds against which it was compared.

Baron Select Funds	June 30, 2010

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to the Funds, sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds.

The Board also considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary to implement investment strategies and the pre-tax profits realized by the Adviser and its affiliates from their relationship with each Fund. The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Funds’ management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Funds do not have breakpoint fees. The Board considered that the small- and mid-cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business even during this recent period of declining assets and reduced revenues. The Board concluded that the management fee for each Fund was reasonable in light of the services provided as discussed at the meeting, including the Adviser’s investments in resources to support the Funds. The Board will continue to scrutinize the extent of economies of scale, asset growth and the Adviser’s plans to reinvest further to support the Funds.

After due consideration of the above enumerated factors and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of each Fund’s investment advisory agreement was in the best interests of the respective Fund and its shareholders.

June 30, 2010	Baron Select Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE

BARON REAL ESTATE FUND SERIES BY THE BOARD OF TRUSTEES (UNAUDITED)

The Board of Trustees (the “Board”) of Baron Select Funds (the “Trust”) met on October 26, 2009 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for the Baron Real Estate Fund series of the Trust (the “Fund”). The members of the Board who are not affiliated with the Adviser (the “Independent Trustees”) met in separate session to discuss and consider the approval of the proposed advisory contract for the Fund. The Trustees received a substantial amount of information from the Adviser and were advised by independent counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the advisory agreement for the Fund for an initial two year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of proposed services to be provided by the Adviser, the Independent Trustees relied on the information they received at the Board meeting, as well as other information they received. In particular, the Board considered the following:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, quality and the level of long-term performance of the services to be provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Fund’s custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services to be provided to the Fund and the support services to be provided to the Board;

•	The Adviser’s investment principles and processes;

•	The total expense ratio of the Fund and its comparison to similar funds managed by other advisers; and

•	Any additional services to be provided by the Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate and that the Fund was likely to benefit from those services to be provided under the advisory agreement with the Adviser.

2. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

As part of its consideration of the cost of services to be provided, the Board examined the fees to be charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser. The information considered by the Board compared the proposed fees and expenses, as well as the estimated total expense ratio, of the Fund against the same fees, expenses and total expense ratios of other funds of similar size, character and investment strategies.

The Board also considered the Adviser’s management fees for other public pooled investment vehicles for which the Adviser serves as a sub-adviser and the basis of compensation for separate accounts and private accounts managed by an affiliated adviser. While the fees for the other funds and accounts are the same as, or lower than, the proposed fees for the Fund, the Adviser performs only portfolio management services for those clients and does not provide many of the other services to be provided to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, compliance, risk management and Trustee support.

In addition, the Board also considered the financial condition of the Adviser and its affiliates. Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the cost of services to be provided and the expected profits to be realized by the Adviser and its affiliate from their relationships with the Fund.

The Board concluded that the proposed management fee, as well as the total expenses to be paid by the Fund to the Adviser and its affiliates, were reasonable in light of the services to be provided.

3. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. It was agreed that the issue would be revisited no later than when the Board next reviewed the advisory fee in connection with the renewal of the advisory contract for the Fund.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, approved the Fund’s investment advisory agreement.

Notes

767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

JUN10

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: August 24, 2010

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: August 24, 2010